Average Annual Total Returns	12 Months Ended
Nov. 30, 2013
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.74%)
Five Years	5.46%
Ten Years	3.74%
Inception Date	Apr. 07, 1986
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.66%)
Five Years	5.54%
Ten Years	3.82%
Inception Date	May 14, 2001
Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.12%
Ten Years	1.32%
Inception Date	Jun. 13, 1988
Return After Taxes on Distributions | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.74%)
Five Years	5.46%
Ten Years	3.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.04%
Five Years	5.19%
Ten Years	3.85%
Barclays PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.92%)
Five Years	5.76%
Ten Years	4.41%
Barclays PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.92%)
Five Years	5.76%
Ten Years	4.41%
Other States Tax-Exempt Money Market Funds Average | Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.04%
Ten Years	1.05%
Spliced Pennsylvania Tax-Exempt Money Market Funds Average | Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.03%
Ten Years	1.04%